Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash	¥ 506,642	$ 72,972	¥ 1,240,749	$ 178,705	¥ 1,069,054	¥ 1,105,478
Total restricted cash	361,797	$ 52,109	346,926
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in RMB [Member]
Cash	155,174		296,853
Total restricted cash	165,711		218,669
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in US [Member]
Cash	23,450		480,052
Total restricted cash	28,741		21,768
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in EURO [Member]
Cash	337		5,350
Total restricted cash	9,137		8,872
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in JPY [Member]
Cash	11		0
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in GBP [Member]
Cash	0		5
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in other currencies [Member]
Cash	178
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member]
Cash	506,642		1,240,749
Total restricted cash	361,797		346,926
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in US [Member]
Cash	253,089		200,671
Total restricted cash	148,930		96,054
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in EURO [Member]
Cash	24,135		76,295
Total restricted cash	2,236		1,455
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in JPY [Member]
Cash	30,579		156,147
Total restricted cash	4,768		0
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in GBP [Member]
Cash	3,563		8,151
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in other currencies [Member]
Cash	16,126		17,225
Total restricted cash	¥ 2,274		¥ 108